SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2013	2012
MTS Turkmenistan	Consolidated	100.0%	100.0%
MTS Bermuda(2)	Consolidated	100.0%	100.0%
MTS Finance	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	100.0%
SibGroupInvest	Consolidated	100.0%	100.0%
Sistema Telecom	Consolidated	100.0%	100.0%
Elf Group	Consolidated	100.0%	100.0%
Intercom	Consolidated	100.0%	100.0%
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")	Consolidated	100.0%	100.0%
Pilot	Consolidated	100.0%	100.0%
TVKiK	Consolidated	100.0%	100.0%
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS	Consolidated	94.6%	94.6%
K-Telecom	Consolidated	80.0%	80.0%
Comstar-Regions(1)	Consolidated	—	100.0%
Infocentr(1)	Consolidated	—	100.0%
Altair(1)	Consolidated	—	100.0%
Uzdunrobita(3)	Deconsolidated	—	100.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.3%	47.3%
Stream	Equity	45.0%	45.0%
MTS Belarus	Equity	49.0%	49.0%
MTS Bank	Equity	26.3%	1.7%
(1)
Merged with MTS OJSC on April 1, 2013.

(2)
A wholly-owned subsidiary established to repurchase the Group's ADSs.

(3)
Deconsolidated on April 22, 2013.

Summary of the assets and liabilities of the VIE

	December 31,
	2013	2012
Cash and cash equivalents	1	1
Intercompany Receivable from MTS OJSC(1)	41,035	22,829

Total assets	41,036	22,830

Interest payable(2)	123	50
Notes payable due 2020 and 2023(3)	40,912	22,779
Other payables	1	1

Total liabilities	41,036	22,830

(1)
Eliminated in the Group consolidated statements of financial position.

(2)
Relates to MTS International Notes due 2020 and 2023, included in accrued liabilities in the Group consolidated statements of financial position.

(3)
Included in notes payable, net of current portion, in the Group consolidated statements of financial position (Note 15).

Schedule of estimated average subscriber lives

Mobile subscribers	7 months - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years